Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EXPENSES
Accounting, audit, and legal	$ 124,980	$ 82,475	$ 105,652
Bank charges	669	0	0
Consulting	392,300	294,502	138,192
Director's fees	0	12,900	0
Exchange platform development costs	0	102,683	104,591
Filing and transfer agent fees	19,558	26,331	7,866
Financing finders' fees	54,746	123,101	109,033
Travel	13,944	0	0
Marketing	85,377	0	0
Stock-based compensation	60,000	0	0
Investor Relations	20,096	0	107,103
Management fees	244,120	241,950	105,000
Office	12,409	12,282	7,137
Total expenses	1,028,199	896,224	684,574
LOSS BEFORE OTHER ITEMS	(1,028,199)	(896,224)	(684,574)
Accretion expenses	(146,624)	(7,039)	0
Foreign exchange gain	48,045	37,682	40,723
Gain on discontinuance of trading platform	0	7,158	0
Interest expenses	(58,470)	(198,658)	(30,669)
Change in fair value on derivative instruments	(1,067,076)	534,118	0
NET LOSS FOR THE YEAR	(2,252,324)	(522,963)	(674,520)
Other comprehensive income	0	0	0
NET COMPREHENSIVE LOSS FOR THE YEAR	(2,252,324)	(522,963)	(674,520)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company	(2,094,253)	(522,963)	(674,520)
Non-controlling interest	$ (158,071)	$ 0	$ 0
Basic and diluted loss per share	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding	318,328,932	94,081,822	45,281,568